JANUARY 7, 2015

SUPPLEMENT TO THE FOLLOWING STATEMENTS OF ADDITIONAL INFORMATION:

TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2014, AS AMENDED NOVEMBER 7, 2014, AS LAST

SUPPLEMENTED DECEMBER 8, 2014,

FOR THE HARTFORD MUTUAL FUNDS, INC. AND

THE HARTFORD MUTUAL FUNDS II, INC.

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014, AS LAST

SUPPLEMENTED DECEMBER 8, 2014,

FOR HARTFORD MULTI-ASSET INCOME FUND (A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 2014, AS LAST SUPPLEMENTED DECEMBER 8, 2014,

FOR HARTFORD LONG/SHORT GLOBAL EQUITY FUND (A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

(COLLECTIVELY, THE FUNDS TO WHICH THE STATEMENTS OF ADDITIONAL INFORMATION RELATE ARE REFERRED TO HEREIN AS THE “FUNDS”)

Effective on or after March 1, 2015, State Street Bank and Trust Company will replace JP Morgan Chase Bank, N.A. as the Funds’ primary custodian.

As a result, on or after March 1, 2015, the section entitled “CUSTODIAN” in the Combined Statement of Additional Information for The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. will be replaced with the following:

Portfolio securities of each Fund are held pursuant to a separate Custodian Agreement between each Company and State Street Bank and Trust Company, 500 Pennsylvania Avenue, Kansas City, Missouri 64105. JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, may serve as custodian of certain Fund assets.

In addition, on or after March 1, 2015, the section entitled “CUSTODIAN” in the Statement of Additional Information for each of the Hartford Multi-Asset Income Fund and Hartford Long/Short Global Equity Fund will be replaced with the following:

Portfolio securities of the Fund are held pursuant to a Custodian Agreement between the Company and State Street Bank and Trust Company, 500 Pennsylvania Avenue, Kansas City, Missouri 64105. JP Morgan Chase Bank, N.A., 4 New York Plaza, Floor 12, New York, NY, 10004-2413, may serve as custodian of certain Fund assets.

This supplement should be retained with your Statement of Additional Information for future reference.

January 2015